Transactions with Related Parties, Diana Wilhelmsen Management Limited (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Mar. 01, 2022	Nov. 29, 2021
Transactions with Related Parties [Abstract]
Due to related parties		$ 474,000	$ 410,000
Due from a related party		0	5,000
Related Party [Member] | DWM [Member]
Transactions with Related Parties [Abstract]
Due to related parties		$ 12,000
Due from a related party			5,000
Related Party [Member] | DWM [Member] | Management Services [Member]
Transactions with Related Parties [Abstract]
Monthly percentage fee on hire and on freight of vessel's gross income					1.25%
Monthly management fee per vessel employed or available for employment				$ 18,500	$ 20,000
Monthly management fee per vessel laid-up and not available for employment				$ 9,250	$ 10,000
Minimum period vessel is laid-up and not available for employment		15 days
Notice period to terminate agreement		3 months
Fees charged by related party	$ 79,000	$ 1,319,000	974,000
Related Party [Member] | DWM [Member] | Management Services [Member] | Management Fees to Related Parties [Member]
Transactions with Related Parties [Abstract]
Fees charged by related party	62,000	1,086,000	737,000
Related Party [Member] | DWM [Member] | Management Services [Member] | Voyage Expenses [Member]
Transactions with Related Parties [Abstract]
Fees charged by related party	$ 17,000	$ 233,000	$ 237,000